Parent company accounts - Cash flow statement (Parenthetical) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Condensed Cash Flow Statements, Captions [Line Items]
Interest received, classified as operating activities	£ 11,616	£ 12,860
Interest paid, classified as operating activities	7,493	8,653
Balances with banks and other regulatory authorities	4,260	3,119
Barclays Bank PLC
Condensed Cash Flow Statements, Captions [Line Items]
Interest received, classified as operating activities	7,284	7,921
Interest paid, classified as operating activities	5,496	6,441
Dividends received	1,174	610
Balances with banks and other regulatory authorities	£ 1,585	£ 1,353